Deferred Tax Assets, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Deferred Tax Asset Net [Abstract]
DEFERRED TAX ASSETS, NET

NOTE 8 – DEFERRED TAX ASSETS, NET

The components of the deferred tax assets are as follows:

	September 30,	December 31,
	2021	2020
Deferred tax assets, non-current
Deficit carried-forward	$-	$20,600
Allowance	459,846	434,248
Deferred tax assets	459,846	454,848
Less: valuation allowance	-	-
Deferred tax assets, non-current	$459,846	$454,848

Deferred taxation is calculated under the liability method in respect of taxation effect arising from all timing differences, which are expected with reasonable probability to realize in the foreseeable future. The Company’s subsidiary registered in the PRC is subject to income taxes within the PRC at the applicable tax rate.

NOTE 8 – DEFERRED TAX ASSETS, NET

The components of the deferred tax assets are as follows:

	December 31,	December 31,
Deferred tax assets, non-current	2020	2019
Deficit carried-forward	$20,600	$19,348
Allowance	434,248	-
Deferred tax assets	454,848	19,348
Less: valuation allowance	-	-
Deferred tax assets, non-current	$454,848	$19,348

Deferred taxation is calculated under the liability method in respect of taxation effect arising from all timing differences, which are expected with reasonable probability to realize in the foreseeable future. The Company’s subsidiary registered in the PRC is subject to income taxes within the PRC at the applicable tax rate.